FINANCIAL INCOME (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INCOME
Foreign currency exchange gains	₺ 1,512,877	₺ 3,839,908	₺ 141,859
Interest income on time deposits	201,147	83,627	50,062
Interest income on credit sales	125,574	67,212	44,113
Fair value gains on financial assets measured at fair value (Note 5)	51,199
Other	22,838	33,529	12,979
Total financial income	₺ 1,913,635	₺ 4,024,276	₺ 249,013